Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	9,273	13,839
Accounts receivable, net (note 4)	188,573	160,636
Natural gas in storage (note 1(g))	31,550	25,609
Supplies and consumables inventory	11,825	7,924
Regulatory assets (note 7)	61,645	26,125
Prepaid expenses	10,431	11,341
Notes receivable (note 8)	2,966	598
Deferred income taxes (note 20)	7,210	19,652
Income taxes receivable (note 20)	568	379
Derivative instruments (note 25)	10,688	9,176
Assets held for sale (note 17)	0	23,927
Assets, Current, Total	334,729	299,206
Property, plant and equipment, net (note 5)	3,278,422	2,708,704
Intangible assets, net (note 6)	54,011	54,416
Goodwill (note 6)	92,328	84,647
Regulatory assets (note 7)	187,699	164,223
Derivative instruments (note 25)	31,782	27,123
Long-term investments (note 8)	43,279	32,746
Deferred income taxes (note 20)	57,065	86,632
Other assets (note 12)	35,100	18,784
Assets	4,114,415	3,476,481
Current liabilities:
Accounts payable	68,540	14,489
Accrued liabilities	199,374	146,338
Dividends payable (note 16)	25,395	17,535
Regulatory liabilities (note 7)	20,590	21,632
Long-term liabilities (note 9)	9,130	8,339
Pension and other post-employment benefits (note 10)	333	305
Other long-term liabilities (note 13)	9,873	7,451
Advances in aid of construction (note 1(o))	1,149	1,239
Derivative instruments (note 25)	5,183	2,492
Environmental obligations (note 23(a)(ii))	19,643	10,111
Preferred shares, Series C (note 11)	1,085	1,038
Liabilities held for sale (note 17)	0	1,471
Income taxes liability (note 20)	3,633	5,159
Deferred credits (note 13)	18,638	7,778
Deferred income taxes (note 20)	3,702	2,308
Liabilities, Current, Total	386,268	247,685
Long-term liabilities (note 9)	1,270,893	1,247,249
Advances in aid of construction (note 1(o))	79,955	77,697
Regulatory liabilities (note 7)	102,196	101,657
Deferred income taxes (note 20)	130,758	137,153
Derivative instruments (note 25)	40,088	13,729
Deferred credits (note 13)	13,624	17,115
Pension and other post-employment benefits (note 10)	138,602	70,532
Environmental obligation (note 23(a)(ii))	52,662	59,444
Other long-term liabilities (note 13)	33,227	20,492
Preferred shares, Series C (note 11)	17,608	17,767
Liabilities, Noncurrent, Total	1,879,613	1,762,835
Redeemable non-controlling interest (note 3(c))	12,146	0
Equity:
Preferred shares (note 14(b))	213,805	116,546
Common shares (note 14(a))	1,633,262	1,351,264
Subscription receipts (note 14(a)(iii))	110,503	0
Additional paid-in capital	33,068	7,313
Deficit	(505,305)	(488,406)
Accumulated other comprehensive income (loss) (note 15)	34,213	(31,410)
Total Equity attributable to shareholders of Algonquin Power & Utilities Corp.	1,519,546	955,307
Non-controlling interests	316,842	510,654
Total Equity	1,836,388	1,465,961
Commitments and contingencies (note 23)
Liabilities and Equity, Total	4,114,415	3,476,481